May 01, 2020
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement 2035 Fund
(the “Fund”)
Supplement dated May 1, 2020 to the
Summary Prospectus dated February 1, 2020

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of April 17, 2020. The target allocations and actual allocations may differ. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).

Stock Funds	80.00%
MM S&P 500 Index	10.33%
MM Select T. Rowe Price Large Cap Blend	30.64%
MM Select T. Rowe Price Small and Mid Cap Blend	12.23%
MM Select T. Rowe Price International Equity	22.80%
MM Select T. Rowe Price Real Assets	4.00%
Bond Funds	20.00%
MM Select T. Rowe Price Bond Asset	12.00%
T. Rowe Price Dynamic Global Bond	2.00%
MM Select T. Rowe Price U.S. Treasury Long-Term	2.86%
T. Rowe Price Institutional High Yield	0.63%
T. Rowe Price High Yield	0.63%
T. Rowe Price Institutional Floating Rate	0.16%
T. Rowe Price Floating Rate	0.16%
MM Select T. Rowe Price Emerging Markets Bond	1.57%
MM Select T. Rowe Price Limited Duration Inflation Focused Bond	0.00%

Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE